Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

22.   Earnings per share

The following table presents a reconciliation of profit and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

	December 31,	December 31,	December 31,
	2019	2018	2017
(Thousands of U.S. dollars)
Profit for the year	86,053	11,138	81,999

(U.S. dollars)
Basic earnings per share	2.17	0.28	2.09
Diluted earnings per share	2.17	0.28	2.08

(Thousands of shares)
Weighted average of common shares outstanding applicable to basic EPS	39,575	39,543	39,311

Effect of diluted securities:
Stock options and restricted stock units plan	—	—	18

Adjusted weighted average of common shares outstanding applicable to diluted EPS	39,575	39,543	39,329